Revenue from Service Contracts	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue from Service Contracts
Note 14     Revenue from Service Contracts
The Company provides investment management services, transaction processing and administrative services and distribution and related services to proprietary and third-party investment funds, retirement plans, group benefit plans, institutional investors and other arrangements. The Company also provides real estate management services to tenants of the Company’s investment properties.
The Company’s service contracts generally impose single performance obligations, each consisting of a series of similar related services for each customer.
The Company’s performance obligations within service arrangements are generally satisfied over time as the customer simultaneously receives and consumes the benefits of the services rendered, measured using an output method. Fees typically include variable consideration and the related revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved.
Asset based fees vary with asset values of accounts under management, subject to market conditions and investor behaviors beyond the Company’s control. Transaction processing and administrative fees vary with activity volume, also beyond the Company’s control. Some fees, including distribution fees, are based on account balances and transaction volumes. Fees related to account balances and transaction volumes are measured daily. Real estate management service fees include fixed portions plus recovery of variable costs of services rendered to tenants. Fees related to services provided are generally recognized as services are rendered, which is when it becomes highly probable that no significant reversal of cumulative revenue recognized will occur. The Company has determined that its service contracts have no significant financing components because fees are collected monthly. The Company has no significant contract assets or contract liabilities.
The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 20.

For the year ended December 31, 2022	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$234	$242	$445	$3,079	$(250)	$3,750
Transaction processing, administration, and service fees	292	866	13	2,416	(8)	3,579
Distribution fees and other	143	43	76	868	(44)	1,086
Total included in other revenue	669	1,151	534	6,363	(302)	8,415
Revenue from non-service lines	789	275	(76)	(13)	(226)	749
Total other revenue	$1,458	$1,426	$458	$6,350	$(528)	$9,164
Real estate management services included in net investment income	$35	$136	$126	$–	$8	$305

For the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$217	$230	$499	$3,198	$(247)	$3,897
Transaction processing, administration, and service fees	287	918	12	2,517	(11)	3,723
Distribution fees and other	251	20	65	799	(54)	1,081
Total included in other revenue	755	1,168	576	6,514	(312)	8,701
Revenue from non-service lines	941	168	1,248	(1)	75	2,431
Total other revenue	$1,696	$1,336	$1,824	$6,513	$(237)	$11,132
Real estate management services included in net investment income	$37	$126	$128	$–	$7	$298